Interest Income and Interest Expense - Schedule of Detail of the Amount Due for Interest and Readjustments (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedged items [line items]
Totals	$ (873,222)	$ (851,654)	$ (863,347)
Deposits and other demand liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(52,401)	(49,677)	(72,871)
Obligations under repurchase agreements [member]
Disclosure of detailed information about hedged items [line items]
Totals	(26,349)	(29,664)	(32,677)
Time deposits and other time liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(377,608)	(385,734)	(433,237)
Interbank borrowings [member]
Disclosure of detailed information about hedged items [line items]
Totals	(81,557)	(69,260)	(54,385)
Debt instruments issued [member]
Disclosure of detailed information about hedged items [line items]
Totals	(342,473)	(322,252)	(282,884)
Other financial liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(501)	(752)	(114)
Lease obligations [member]
Disclosure of detailed information about hedged items [line items]
Totals	(5,126)
Other interest expenses [member]
Disclosure of detailed information about hedged items [line items]
Totals	(3,306)	(4,689)	(2,518)
Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	16,099	10,374	15,339
Hedged of interest [member]
Disclosure of detailed information about hedged items [line items]
Totals	(730,996)	(708,651)	(772,956)
Hedged of interest [member] | Deposits and other demand liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(52,181)	(49,536)	(72,732)
Hedged of interest [member] | Obligations under repurchase agreements [member]
Disclosure of detailed information about hedged items [line items]
Totals	(26,349)	(29,660)	(32,677)
Hedged of interest [member] | Time deposits and other time liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(369,048)	(370,206)	(420,190)
Hedged of interest [member] | Interbank borrowings [member]
Disclosure of detailed information about hedged items [line items]
Totals	(81,557)	(69,054)	(51,922)
Hedged of interest [member] | Debt instruments issued [member]
Disclosure of detailed information about hedged items [line items]
Totals	(212,346)	(199,420)	(210,104)
Hedged of interest [member] | Other financial liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(501)	(752)	(114)
Hedged of interest [member] | Lease obligations [member]
Disclosure of detailed information about hedged items [line items]
Totals	(5,034)
Hedged of interest [member] | Other interest expenses [member]
Disclosure of detailed information about hedged items [line items]
Totals	(79)	(397)	(556)
Hedged of interest [member] | Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	16,099	10,374	15,339
Hedged of inflation adjustments [member]
Disclosure of detailed information about hedged items [line items]
Totals	(142,226)	(143,003)	(90,391)
Hedged of inflation adjustments [member] | Deposits and other demand liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(220)	(141)	(139)
Hedged of inflation adjustments [member] | Obligations under repurchase agreements [member]
Disclosure of detailed information about hedged items [line items]
Totals		(4)
Hedged of inflation adjustments [member] | Time deposits and other time liabilities [member]
Disclosure of detailed information about hedged items [line items]
Totals	(8,560)	(15,528)	(13,047)
Hedged of inflation adjustments [member] | Interbank borrowings [member]
Disclosure of detailed information about hedged items [line items]
Totals		(206)	(2,463)
Hedged of inflation adjustments [member] | Debt instruments issued [member]
Disclosure of detailed information about hedged items [line items]
Totals	(130,127)	(122,832)	(72,780)
Hedged of inflation adjustments [member] | Lease obligations [member]
Disclosure of detailed information about hedged items [line items]
Totals	(92)
Hedged of inflation adjustments [member] | Other interest expenses [member]
Disclosure of detailed information about hedged items [line items]
Totals	$ (3,227)	$ (4,292)	$ (1,962)